UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5452

Name of Registrant:	Putnam Premier Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Premier Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
07/31/2007
Date of reporting period:
07/01/2007 - 06/30/2008

Item 1: Proxy Voting Record

Registrant : Putnam Premier Income Trust

Putnam Premier Income Trust
Ticker	Security ID:	Meeting Date		Meeting Status
PPT	CUSIP9 746853100	01/31/2008		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect John Hill	Mgmt	For	Withhold	Against
1.2	Elect Jameson Baxter	Mgmt	For	Withhold	Against
1.3	Elect Charles Haldeman, Jr.	Mgmt	For	Withhold	Against
1.4	Elect Charles Curtis	Mgmt	For	Withhold	Against
1.5	Elect Robert Darretta	Mgmt	For	Withhold	Against
1.6	Elect Myra Drucker	Mgmt	For	Withhold	Against
1.7	Elect Paul Joskow	Mgmt	For	Withhold	Against
1.8	Elect Kenneth Leibler	Mgmt	For	Withhold	Against
1.9	Elect Elizabeth Kennan	Mgmt	For	Withhold	Against
1.10	Elect Robert Patterson	Mgmt	For	Withhold	Against
1.11	Elect George Putnam, III	Mgmt	For	Withhold	Against
1.12	Elect W. Thomas Stephens	Mgmt	For	Withhold	Against
1.13	Elect Richard Worley	Mgmt	For	Withhold	Against

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Premier Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 1, 2008